CONSTRUCTION IN PROGRESS (Details Textual)	12 Months Ended
Dec. 31, 2013
Maximum [Member]
Schedule of Construction In Progress [Line Items]
Plant Construction, Restart Period	3 years
Minimum [Member]
Schedule of Construction In Progress [Line Items]
Plant Construction, Restart Period	2 years